Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 6,602,289	$ 6,945,912
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	235,973	348,785
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	64,474	132,425
Eliminations
Segment Reporting Information [Line Items]
Total assets	(23,328)	(16,400)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,704,364	4,647,242
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,588,969	1,743,013
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	16,533	30,845
Teekay Parent | Other | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	$ 15,304	$ 60,002